Balances and Transactions in Foreign Currencies - Summary of Transactions Denominated in Foreign Currencies, Expressed in Mexican pesos (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	$ 182,342	$ 9,286	$ 183,256	$ 177,718
Interest expense	7,568	$ 385	8,777	7,471
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	1,481		653	736
Purchases of Raw Materials	18,129		13,381	13,242
Interest expense	2,223		2,454	2,235
Other	$ 2,161		1,544	$ 1,796
Euros [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Purchases of Raw Materials			$ 18